Statement of Changes in Stockholders’/Partners Deficit (Omnim2m Inc) - USD ($)		Preferred Stock Omnim2m Inc [Member]		Common Stock Omnim2m Inc [Member]		Additional Paid-In Capital Omnim2m Inc [Member]	Accumulated Deficit Omnim2m Inc [Member]	Stockholders’/Partners Deficit [Member]
Balance at Dec. 31, 2014			[1]	$ 10	[1]	$ 184,990	$ (335,743)	$ (150,743)
Balance, shares at Dec. 31, 2014	[1]			948,000
Units sold for cash		$ 2	[1]	$ 1	[1]	646,194		646,197
Units sold for cash, shares	[1]	245,549		103,200
Units issued in conversion of related party debt		$ 2	[1]		[1]	337,113		337,115
Units issued in conversion of related party debt, shares	[1]	150,000		29,070
Net loss for the year			[1]		[1]		(915,956)	(915,956)
Balance at Dec. 31, 2015		$ 4	[1]	$ 11	[1]	1,168,297	(1,251,699)	(83,387)
Balance, shares at Dec. 31, 2015	[1]	395,549		1,080,270
Units sold for cash			[1]		[1]	15,000		15,000
Units sold for cash, shares	[1]	7,837
Net loss for the year			[1]		[1]		(216,017)	(216,017)
Balance at Dec. 31, 2016		$ 4	[1]	$ 11	[1]	1,183,297	(1,467,716)	(284,404)
Balance, shares at Dec. 31, 2016	[1]	403,386		1,080,270
Net loss for the year							(35,029)	(35,029)
Balance at Jun. 30, 2017		$ 4		$ 11		1,183,297	(1,502,745)	(319,433)
Balance, shares at Jun. 30, 2017		403,386		1,080,270
Balance at Dec. 31, 2016		$ 4	[1]	$ 11	[1]	$ 1,183,297	$ (1,467,716)	$ (284,404)
Balance, shares at Dec. 31, 2016	[1]	403,386		1,080,270

[1]	Pursuant to the Articles of Conversion as of January 1, 2016, all units of capital in the LLC were converted into shares of the Corporation.